Capitalization - Schedule of Temporary Equity (Detail)	12 Months Ended
Dec. 31, 2020 $ / shares
Series A Preferred Stock [Member]
Schedule Of Capitalization Equity [Line Items]
Dividend Rate	$ 0.01
Issue Price	0.09
Series B Preferred Stock [Member]
Schedule Of Capitalization Equity [Line Items]
Dividend Rate	0.01
Issue Price	0.20
Series C Preferred Stock [Member]
Schedule Of Capitalization Equity [Line Items]
Dividend Rate	0.02
Issue Price	0.37
Series D Preferred Stock [Member]
Schedule Of Capitalization Equity [Line Items]
Dividend Rate	0.19
Issue Price	3.15
Series E preferred stock
Schedule Of Capitalization Equity [Line Items]
Dividend Rate	0.21
Issue Price	3.48
Series E-1 Preferred Stock
Schedule Of Capitalization Equity [Line Items]
Dividend Rate	0.21
Issue Price	$ 3.48